Authorised and issued share capital - Additional Information (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) ADRs shares £ / shares	Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of classes of share capital [line items]
Share option granted in Life	10
WSOP | Bottom of Range
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan	2 years
WPP Worldwide Share Ownership Program
Disclosure of classes of share capital [line items]
Vesting period	3 years
WWOP | Bottom of Range
Disclosure of classes of share capital [line items]
Threshold period for employment participation in employee stock ownership plan	2 years
Executive Stock Option Plan
Disclosure of classes of share capital [line items]
Vesting period	3 years
Ordinary shares
Disclosure of classes of share capital [line items]
Number of the ordinary shares of the Company held by the ESOP (in shares)	1,211,974	5,803,641	4,863,244
Market value of the ordinary shares of the Company held by the ESOP | £	£ 9.9	£ 65.0	£ 38.9
Number of ordinary shares held in treasury (in shares)	70,489,953	70,489,953	70,748,100
Ordinary shares held in Treasury at market value | £	£ 578.2	£ 789.1	£ 566.0
Average share price | £ / shares	£ 9.13	£ 9.64	£ 6.96
Ordinary shares | WSOP
Disclosure of classes of share capital [line items]
Number of ordinary shares under option (in shares)	13,567,625
Ordinary shares | WPP Worldwide Share Ownership Program
Disclosure of classes of share capital [line items]
Number of ordinary shares under option (in shares)	897,900
American depository receipts
Disclosure of classes of share capital [line items]
Average ADR Price | $ / shares				$ 56.80	$ 66.44	$ 44.56
American depository receipts | WSOP
Disclosure of classes of share capital [line items]
Unexercised options | ADRs	1,546,280
American depository receipts | WPP Worldwide Share Ownership Program
Disclosure of classes of share capital [line items]
Unexercised options | ADRs	148,225
Share purchase options
Disclosure of classes of share capital [line items]
Unrecognised compensation costs related to share options | £	£ 11.1	£ 10.2
Unrecognised compensation cost related to share options, weighted average period	20 months	21 months